LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)	Feb. 29, 2020
Schedule Of Investments
Purchase of long term investments	¥ 82,221,000	$ 12,600	¥ 180,927,000		¥ 109,854,000
Gain/(loss) from equity method investments	(4,749,000)	(728)	(1,112,000)		1,743,000
Gain from fair value change of long-term investments	¥ 12,325,000	$ 1,888			7,860,000
Disposal by sale | Yunding
Schedule Of Investments
Equity method investment, ownership percentage	24.30%	24.30%
Huaying Fund I
Schedule Of Investments
Purchase of long term investments						¥ 50,000,000
Equity method investment, ownership percentage						49.50%
Gain/(loss) from equity method investments	¥ (2,452,000)		(1,342,000)		1,823,000
Huaying Fund II
Schedule Of Investments
Purchase of long term investments			¥ 102,000,000
Equity method investment, ownership percentage			34.00%	34.00%
Gain/(loss) from equity method investments	5,297,000		¥ 336,000
Sifive Inc
Schedule Of Investments
Purchase of long term investments					¥ 12,332,000
Equity interests (as a percent)					1.01%
Gain from fair value change of long-term investments	3,304,000		¥ 0
Alivore
Schedule Of Investments
Purchase of long term investments | $				$ 1,000
Equity interests (as a percent)							0.56%
Gain from fair value change of long-term investments	¥ 7,728,000
Interest rate (as a percent)			3.00%	3.00%
Hyperfine
Schedule Of Investments
Purchase of long term investments | $		$ 5,000
Equity interests (as a percent)	2.27%	2.27%
Gain from fair value change of long-term investments	¥ 0
Promaxo
Schedule Of Investments
Purchase of long term investments | $		$ 4,000
Equity interests (as a percent)	4.05%	4.05%
Gain from fair value change of long-term investments	¥ 0